Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Summary of Roll-Forward of Level 3 Contingent Consideration	The table below represents a rollforward of the Level 3 contingent consideration:
Contingent Consideration
Balance at January 1, 2022	$4,054
Headway deferred consideration	4,290
Balance at December 31, 2022	$8,344
Headway Earnout	710
Balance at December 30, 2023	$9,054

Schedule of Estimated Useful Life of Property and Equipment	Property and equipment consist of the following:
	December 30, 2023	December 31, 2022
Computer software	$92	$92
Office equipment	1,307	1,557
Computer equipment	96	96
Furniture and fixtures	883	876
Leasehold improvements	144	144
Total property and equipment, gross	2,522	2,765
Accumulated depreciation	(1,986)	(2,294)
Total property and equipment, net	$536	$471

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Life of Property and Equipment	Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives for each category as follows:
Computers	3 – 5 years
Computer equipment	3 – 5 years
Network equipment	3 – 5 years
Software	3 – 5 years
Office equipment	3 – 7 years
Furniture and fixtures	3 – 7 years
Leasehold improvements	3 – 5 years